FEDERATED TOTAL RETURN SERIES, INC

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 2, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Trust" or "Registrant")
         Federated Total Return Bond Fund
             Class A Shares
             Class B Shares
             Class C Shares
             Institutional Shares
             Institutional Service Shares
           1933 Act File No. 33-50773
           1940 Act File No. 811-7115


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2005, that would have been filed under Rule 497(c), does not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 37 on January 31, 2005.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew Cross
                                                Andrew Cross
                                               Assistant Secretary